Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
			Average Summary		Value of Initial Fixed $100 Investment Based On			After-Tax
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Compensation Table Total for non-CEO NEOs(1) ($)	Average Compensation Actually Paid to non-CEO NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) ($MM)	Return On Equity (ROE), excluding notables(6)
2023	8,153,781	4,818,659	2,345,570	1,622,072	150	125	(63.7)	8.8%
2022	6,029,718	2,722,635	1,739,912	1,223,474	149	97	25.7	(11.1)%
2021	6,627,653	10,670,774	1,644,825	1,837,428	195	115	18.1	16.8%
2020	4,587,915	9,451,692	1,511,467	2,283,997	141	99	(40.2)	22.8%

Company Selected Measure Name		After-Tax Return On Equity (ROE)
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table (below for 2023) for our CEO and non-CEO NEOs as a group. Our CEO was Glen Messina. Our NEOs for each applicable year were as follows: (i) for 2023, Scott W. Anderson, George T. Henley, Sean B. O’Neil, Dennis Zeleny,(ii) for 2022, Scott W. Anderson, George T. Henley, Sean B. O’Neil, Dennis Zeleny, June C. Campbell and Albert J. Celini; (iii) for 2021, Scott W. Anderson, June C. Campbell, George T. Henley, Dennis Zeleny and Timothy J. Yanoti; and (iv) for 2020, Scott W. Anderson, John V. Britti, June C. Campbell and Dennis Zeleny.

Peer Group Issuers, Footnote [Text Block]

(4)	Cumulative TSR performance of our peer group is weighted by their respective market capitalization as of December 31, 2019. Our peer group is the same peer group described below in “Role of Compensation Committee”. Current peer group companies Guild Holdings Company, loanDepot and UWM Holdings are not included in the weighted average cumulative TSR calculation because they were publicly listed after the beginning of the four-year measurement period. Similarly, cumulative TSR performance of companies used in prior peer groups who have since been delisted are not included in the weighted average cumulative TSR calculation, including Black Knight, CenterState Bank, CoreLogic, Flagstar Bancorp, Home Point Capital and People’s United Financial. Peer Group Total Shareholder Return values for our peer group used in 2021-2023 would be $134, $105, $125, and $102 for 2023, 2022, 2021 and 2020, respectively; for our peer group used in 2020-2021 would be $109, $108, $125 and $112 for 2023, 2022, 2021 and 2020, respectively, and for our peer group used in 2019-2020 would be $97, $106, $141 and $110 for 2023, 2022, 2021 and 2020, respectively. We revise our peer group from time to time to accommodate mergers and acquisitions activity within the previous peer group and the evolution of our business model, and to better reflect peers subject to similar regulatory oversight for performance and business practice benchmarking.

PEO Total Compensation Amount	[1]	$ 8,153,781	$ 6,029,718	$ 6,627,653	$ 4,587,915
PEO Actually Paid Compensation Amount	[2]	4,818,659	2,722,635	10,670,774	9,451,692
Non-PEO NEO Average Total Compensation Amount	[1]	2,345,570	1,739,912	1,644,825	1,511,467
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,622,072	1,223,474	1,837,428	2,283,997
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO and non-CEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:

Executive(s)	Year	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments(a) ($)	Compensation Actually Paid ($)
CEO	2023	8,153,781	(5,563,820)	2,228,698	4,818,659
	2022	6,029,718	(4,233,065)	925,981	2,722,635
	2021	6,627,653	(3,914,160)	7,957,281	10,670,774
	2020	4,587,915	(1,316,250)	6,180,028	9,451,692
Average of Non-CEO NEOs	2023	2,345,570	(1,034,798)	311,300	1,622,072
	2022	1,739,912	(692,544)	176,106	1,223,474
	2021	1,644,825	(406,315)	598,919	1,837,428
	2020	1,511,467	(321,086)	1,093,616	2,283,997

(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant . The amounts deducted or added in calculating the equity award adjustments are as follows (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Executive(s)	Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Prior Year Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
CEO	2023	4,955,391	(402,504)	—	(2,324,188)	—	2,228,698
	2022	5,778,644	(2,581,410)	—	(864,643)	(1,406,610)	925,981
	2021	5,873,834	2,146,897	—	(42,840)	(20,610)	7,957,281
	2020	5,483,250	795,627	—	(93,059)	(5,790)	6,180,028
Average of Non-CEO NEOs	2023	731,721	(257,444)	56,560	(134,341)	(85,196)	311,300
	2022	783,097	(120,491)	6,852	(133,625)	(359,728)	176,106
	2021	598,919	281,960	—	(6,938)	(275,022)	598,919
	2020	1,027,903	81,250	—	(10,969)	(4,568)	1,093,616

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

●	Cumulative Company TSR and Compensation Actually Paid: In 2020 and 2021, increases to our share price contributed to higher compensation actually paid values versus the Summary Compensation Table value. In 2022, the 23% decrease to our year-end closing share price, plus the forfeiture of our 2019 performance-restricted stock units due to unattained metrics, resulted in a significant reduction compensation actually paid compared to 2021. In 2023, the above-target achievement of our 2020 performance-restricted stock units resulted in an increase to compensation actually paid compared to 2022.

Compensation Actually Paid vs. Net Income [Text Block]
●	Net Income and Compensation Actually Paid: Net Income was a metric included in our AIP scorecard each of the last four years. Performance was determined based on a percentage of target achieved in each respective year and reflected in final payout amounts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
●	ROE and Compensation Actually Paid: Return on Equity was a metric included in our AIP scorecard in 2021, 2022 and 2023. Performance was determined based on a percentage of target achieved in each respective year and reflected in final payout amounts.

Total Shareholder Return Vs Peer Group [Text Block]
●	Cumulative Company TSR and Cumulative Peer Group TSR: Our cumulative total shareholder return has been at least 19% higher than our peer group average in each of the last three years, which has rewarded our executives, as described below in “Performance Results of Long-Term Incentive Awards”.

Total Shareholder Return Amount	[3]	$ 150	149	195	141
Peer Group Total Shareholder Return Amount	[4]	125	97	115	99
Net Income (Loss) Attributable to Parent	[5]	$ (63,700,000)	$ 25,700,000	$ 18,100,000	$ (40,200,000)
Company Selected Measure Amount	[6]	8.8	(11.1)	16.8	22.8
PEO Name		Glen Messina
Additional 402(v) Disclosure [Text Block]
(3)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

2021-2023 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 134	$ 105	$ 125	$ 102
2020-2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		109	108	125	112
2019-2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		97	106	141	110
Reported Value of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,563,820)	(4,233,065)	(3,914,160)	(1,316,250)
Reported Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,034,798)	(692,544)	(406,315)	(321,086)
Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,228,698	925,981	7,957,281	6,180,028
Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		311,300	176,106	598,919	1,093,616
Year End Fair Value of Equity Awards Granted in the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,955,391	5,778,644	5,873,834	5,483,250
Year End Fair Value of Equity Awards Granted in the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		731,721	783,097	598,919	1,027,903
Year over Year Change in Fair Value of Prior Year Outstanding and Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(402,504)	(2,581,410)	2,146,897	795,627
Year over Year Change in Fair Value of Prior Year Outstanding and Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(257,444)	(120,491)	281,960	81,250
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		56,560	6,852
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,324,188)	(864,643)	(42,840)	(93,059)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(134,341)	(133,625)	(6,938)	(10,969)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,406,610)	(20,610)	(5,790)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(85,196)	(359,728)	(275,022)	(4,568)
Total Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,228,698	925,981	7,957,281	6,180,028
Total Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 311,300	$ 176,106	$ 598,919	$ 1,093,616
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
Non-GAAP Measure Description [Text Block]

(6)	After-Tax Return On Equity (ROE) is calculated as net income divided by average total equity, excluding notables. For a discussion of how we measure pre-tax income before notable items and a reconciliation to financial measures prepared under GAAP, please see our Current Report on Form 8-K filed with the Securities and Exchange Commission on February 27, 2024.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Absolute (and Relative) Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Productivity
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Diversity, Equity & Inclusion

[1]	The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table (below for 2023) for our CEO and non-CEO NEOs as a group. Our CEO was Glen Messina. Our NEOs for each applicable year were as follows: (i) for 2023, Scott W. Anderson, George T. Henley, Sean B. O’Neil, Dennis Zeleny,(ii) for 2022, Scott W. Anderson, George T. Henley, Sean B. O’Neil, Dennis Zeleny, June C. Campbell and Albert J. Celini; (iii) for 2021, Scott W. Anderson, June C. Campbell, George T. Henley, Dennis Zeleny and Timothy J. Yanoti; and (iv) for 2020, Scott W. Anderson, John V. Britti, June C. Campbell and Dennis Zeleny.
[2]	The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO and non-CEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the “compensation actually paid”:
[3]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	Cumulative TSR performance of our peer group is weighted by their respective market capitalization as of December 31, 2019. Our peer group is the same peer group described below in “Role of Compensation Committee”. Current peer group companies Guild Holdings Company, loanDepot and UWM Holdings are not included in the weighted average cumulative TSR calculation because they were publicly listed after the beginning of the four-year measurement period. Similarly, cumulative TSR performance of companies used in prior peer groups who have since been delisted are not included in the weighted average cumulative TSR calculation, including Black Knight, CenterState Bank, CoreLogic, Flagstar Bancorp, Home Point Capital and People’s United Financial. Peer Group Total Shareholder Return values for our peer group used in 2021-2023 would be $134, $105, $125, and $102 for 2023, 2022, 2021 and 2020, respectively; for our peer group used in 2020-2021 would be $109, $108, $125 and $112 for 2023, 2022, 2021 and 2020, respectively, and for our peer group used in 2019-2020 would be $97, $106, $141 and $110 for 2023, 2022, 2021 and 2020, respectively. We revise our peer group from time to time to accommodate mergers and acquisitions activity within the previous peer group and the evolution of our business model, and to better reflect peers subject to similar regulatory oversight for performance and business practice benchmarking.
[5]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[6]	After-Tax Return On Equity (ROE) is calculated as net income divided by average total equity, excluding notables. For a discussion of how we measure pre-tax income before notable items and a reconciliation to financial measures prepared under GAAP, please see our Current Report on Form 8-K filed with the Securities and Exchange Commission on February 27, 2024.